Stockholder's Equity - AOCI and Noncontrolling Interest (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in accumulated other comprehensive income (loss) rollforward
Balances	$ 8,115.8	$ 7,666.6	$ 7,666.6
Balances	8,381.0		8,115.8	$ 7,666.6
Accumulated other comprehensive income (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	(3,128.7)	(4,574.7)	(4,574.7)	2.5	$ 3,986.9
Other comprehensive income (loss) during the period, net of adjustments	(107.9)	319.5	1,172.0	(4,931.7)	69.9
Amounts reclassified to accumulated other comprehensive income (loss)	66.1	142.5	274.0	240.1	(4.2)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(41.8)	462.0	1,446.0	(4,691.6)	65.7
Balances	(3,170.5)	(4,112.7)	(3,128.7)	(4,574.7)	2.5
Net unrealized gains (losses) on available-for-sale securities
Change in accumulated other comprehensive income (loss) rollforward
Balances	(4,029.5)	(5,938.8)	(5,938.8)	3,704.3	3,955.5
Other comprehensive income (loss) during the period, net of adjustments	(866.6)	469.8	1,629.0	(10,014.3)	(1,623.4)
Amounts reclassified to accumulated other comprehensive income (loss)	67.8	146.7	280.3	262.9	16.2
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(798.8)	616.5	1,909.3	(9,751.4)	(1,607.2)
Balances	(4,828.3)	(5,322.3)	(4,029.5)	(5,938.8)	3,704.3
Net unrealized losses on available-for-sale debt securities with allowance for credit losses	(0.0)	1.5	1.5	1.8	0.6
Net unrealized gains (losses) on derivative instruments
Change in accumulated other comprehensive income (loss) rollforward
Balances	(1.8)	40.0	40.0	57.0	18.5
Other comprehensive income (loss) during the period, net of adjustments	42.9	(1.9)	(36.0)	(0.9)	53.6
Amounts reclassified to accumulated other comprehensive income (loss)	(1.4)	(3.9)	(5.8)	(22.2)	(20.1)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	41.5	(5.8)	(41.8)	(23.1)	33.5
Balances	39.7	34.2	(1.8)	40.0	57.0
Liability for future policy benefits discount rate remeasurement gain (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	892.5	1,284.7	1,284.7	(3,688.7)
Other comprehensive income (loss) during the period, net of adjustments	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	724.2	(148.5)	(392.2)	4,973.4	1,640.1
Balances	1,616.7	1,136.2	892.5	1,284.7	(3,688.7)
Market risk benefit nonperformance risk gain (loss)
Change in accumulated other comprehensive income (loss) rollforward
Balances	(6.1)	25.0	25.0	(86.5)
Other comprehensive income (loss) during the period, net of adjustments	(8.4)	0.1	(31.1)	111.5	(2.2)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(8.4)	0.1	(31.1)	111.5	(2.2)
Balances	(14.5)	25.1	(6.1)	25.0	(86.5)
Unrecognized postretirement benefit obligations
Change in accumulated other comprehensive income (loss) rollforward
Balances	16.2	14.4	14.4	16.4	12.9
Other comprehensive income (loss) during the period, net of adjustments			2.3	(1.4)	1.8
Amounts reclassified to accumulated other comprehensive income (loss)	(0.3)	(0.3)	(0.5)	(0.6)	(0.3)
Other comprehensive income (loss) attributable to Principal Financial Group, Inc.	(0.3)	(0.3)	1.8	(2.0)	1.5
Balances	$ 15.9	$ 14.1	$ 16.2	$ 14.4	$ 16.4